As filed with the Securities and Exchange Commission on May 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Aerospace & Defense - 3.0%
Hexcel Corporation	278,445	$14,317,642
Teledyne Technologies Incorporated (a)	102,500	10,939,825
		25,257,467
Automobiles - 1.8%
Lithia Motors, Inc. - Class A	152,065	15,116,782

Banks - 5.8%
BancorpSouth, Inc.	462,454	10,738,182
Bank of the Ozarks, Inc.	269,830	9,964,822
Columbia Banking System, Inc.	418,240	12,116,413
Hanmi Financial Corporation	350,485	7,412,757
Texas Capital Bancshares, Inc. (a)	171,665	8,351,502
		48,583,676
Biotechnology - 4.5%
Charles River Laboratories International, Inc. (a)	185,635	14,718,999
EXACT Sciences Corporation (a)	631,460	13,904,750
Fluidigm Corporation (a)	210,211	8,849,883
		37,473,632
Building Products - 1.1%
PGT, Inc. (a)	805,166	8,997,730

Chemicals - 2.0%
Globe Specialty Metals Inc.	423,530	8,013,188
PolyOne Corporation	231,690	8,653,621
		16,666,809
Commercial Services & Supplies - 3.4%
Healthcare Services Group, Inc.	393,705	12,649,742
Hillenbrand, Inc.	302,680	9,343,731
MSA Safety Incorporated	43,105	2,150,077
Ritchie Bros. Auctioneers Incorporated (b)	176,655	4,405,776
		28,549,326
Communications Equipment - 3.5%
Ciena Corporation (a)	502,745	9,708,006
Infinera Corporation (a)	796,195	15,661,156
Sonus Networks, Inc. (a)	434,092	3,420,645
		28,789,807
Construction Materials - 1.4%
Headwaters Incorporated (a)	614,170	11,263,878

Consumer Finance - 0.5%
PRA Group Inc (a)	83,950	4,560,164

Diversified Financials - 1.3%
HFF, Inc. - Class A	285,703	10,725,290

Electrical Equipment & Instruments - 1.0%
Franklin Electric Co., Inc.	209,830	8,002,916

Electronic Equipment & Instruments - 1.3%
Belden Inc.	117,480	10,991,429

Food Products - 2.8%
Post Holdings Inc. (a)	227,020	10,633,617
TreeHouse Foods, Inc. (a)	146,775	12,478,810
		23,112,427
Health Care Equipment & Supplies - 6.6%
Cynosure, Inc. - Class A (a)	220,958	6,776,782
DexCom Inc. (a)	287,490	17,922,126
Endologix, Inc. (a)	540,253	9,222,119
LDR Holding Corporation (a)	109,615	4,016,293
The Spectranetics Corporation (a)	493,293	17,146,865
		55,084,185
Health Care Providers & Services - 4.7%
Acadia Healthcare Company, Inc. (a)	225,713	16,161,051
Aceto Corporation	365,755	8,046,610
Team Health Holdings, Inc. (a)	262,820	15,377,598
		39,585,259
Hotels, Restaurants & Leisure - 3.7%
Belmond Ltd. - Class A (a) (b)	405,032	4,973,793
Brinker International, Inc.	215,825	13,286,187
La Quinta Holdings Inc (a)	536,150	12,696,032
		30,956,012
Internet & Catalog Retail - 1.5%
HSN, Inc.	187,540	12,795,854

Internet Software & Services - 4.4%
Euronet Worldwide, Inc. (a)	281,180	16,519,325
LogMeIn, Inc. (a)	166,335	9,313,097
SPS Commerce, Inc. (a)	165,055	11,075,190
		36,907,612
IT Consulting & Services - 0.7%
Acxiom Corporation (a)	336,845	6,228,264

Leisure Equipment & Products - 1.2%
Pool Corporation	138,310	9,648,506

Machinery - 4.5%
Barnes Group Inc.	379,070	15,348,544
CLARCOR Inc.	148,245	9,793,065
Generac Holdings, Inc. (a)	131,050	6,380,824
The Manitowoc Company, Inc.	294,725	6,354,271
		37,876,704
Media - 2.2%
The E.W. Scripps Company - Class A (a)	631,550	17,961,282

Oil & Gas & Consumable Fuels - 2.5%
Diamondback Energy Inc. (a)	99,795	7,668,248
Matador Resources Company (a)	98,926	2,168,458
Memorial Resource Development Corp. (a)	117,765	2,089,151
Synergy Resources Corporation (a)	732,725	8,682,791
		20,608,648
Pharmaceuticals - 2.7%
Akorn, Inc. (a)	470,643	22,360,249

Professional Services - 1.3%
The Advisory Board Company (a)	207,115	11,035,087

Real Estate Investment Trusts - 8.0%
Kennedy-Wilson Holdings, Inc.	450,062	11,764,621
NorthStar Realty Finance Corp.	657,345	11,911,092
Pebblebrook Hotel Trust	216,090	10,063,311
Sovran Self Storage, Inc.	121,750	11,437,195
Stag Industrial, Inc.	475,245	11,177,763
Strategic Hotels & Resorts, Inc. (a)	824,810	10,252,388
		66,606,370
Road & Rail - 2.4%
ArcBest Corp	264,080	10,005,991
Landstar System, Inc.	151,640	10,053,732
		20,059,723
Semiconductor Equipment & Products - 1.3%
Rambus Inc. (a)	871,820	10,963,137

Software - 9.8%
ACI Worldwide, Inc. (a)	644,335	13,956,296
Envestnet, Inc. (a)	125,340	7,029,067
Fair Isaac Corporation	139,595	12,384,868
Fortinet Inc. (a)	448,065	15,659,872
Interactive Intelligence Group, Inc. (a)	138,720	5,712,489
Manhattan Associates, Inc. (a)	211,085	10,683,012
Proofpoint, Inc. (a)	73,595	4,358,296
Take-Two Interactive Software, Inc. (a)	477,375	12,151,581
		81,935,481
Specialty Retail - 2.9%
Cabela's Incorporated (a)	146,345	8,192,393
Monro Muffler Brake, Inc.	206,730	13,447,787
Pier 1 Imports, Inc.	180,385	2,521,782
		24,161,962
Textiles, Apparel & Luxury Goods - 1.4%
Skechers U.S.A., Inc. - Class A (a)	159,035	11,436,207

Thrifts & Mortgage Finance - 1.3%
Home Bancshares Inc.	328,893	11,146,184

Trading Companies & Distributors - 1.7%
Watsco, Inc.	111,855	14,060,174

TOTAL COMMON STOCKS
(Cost $613,875,081)		819,508,233

SHORT-TERM INVESTMENT - 2.1%
Money Market Fund (c) - 2.1%
Federated Government Obligations Fund - Institutional Shares, 0.01%	17,611,917	17,611,917

TOTAL SHORT-TERM INVESTMENT
(Cost $17,611,917)		17,611,917

Total Investments - 100.3%
(Cost $631,486,998)		837,120,150
Liabilities in Excess of Other Assets - (0.3)%		(2,922,819)
TOTAL NET ASSETS - 100.0%		$834,197,331

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

	Cost of investments	$631,486,998
	Gross unrealized appreciation	$218,768,273
	Gross unrealized depreciation	(13,135,121)
	Net unrealized appreciation	$205,633,152

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Aerospace & Defense - 4.6%
B/E Aerospace, Inc.	80,060	$5,093,417
Hexcel Corporation	134,890	6,936,043
Teledyne Technologies Incorporated (a)	36,920	3,940,472
		15,969,932
Automobiles - 1.6%
Lithia Motors, Inc. - Class A	55,675	5,534,652

Banks - 1.7%
BancorpSouth, Inc.	137,155	3,184,739
Texas Capital Bancshares, Inc. (a)	56,005	2,724,643
		5,909,382
Biotechnology - 3.5%
Charles River Laboratories International, Inc. (a)	85,510	6,780,088
EXACT Sciences Corporation (a)	246,235	5,422,095
		12,202,183
Capital Markets - 6.9%
Affiliated Managers Group, Inc. (a)	34,650	7,442,127
E*Trade Financial Corporation (a)	313,640	8,955,990
Raymond James Financial, Inc.	127,155	7,219,861
		23,617,978
Chemicals - 1.1%
PolyOne Corporation	98,560	3,681,216

Commercial Services & Supplies - 3.2%
Healthcare Services Group, Inc.	177,950	5,717,534
Hillenbrand, Inc.	172,610	5,328,471
		11,046,005
Communications Equipment - 2.0%
Ciena Corporation (a)	185,070	3,573,702
F5 Networks, Inc. (a)	29,810	3,426,361
		7,000,063
Construction Materials - 1.6%
Martin Marietta Materials, Inc.	38,315	5,356,437

Consumer Finance - 0.5%
PRA Group Inc (a)	30,880	1,677,402

Diversified Financials - 2.7%
Jones Lang LaSalle Incorporated	53,915	9,187,116

Electrical Equipment & Instruments - 2.6%
Acuity Brands, Inc.	53,610	9,015,058

Electronic Equipment & Instruments - 2.3%
Belden Inc.	83,190	7,783,256

Food Products - 4.1%
TreeHouse Foods, Inc. (a)	67,325	5,723,972
The WhiteWave Foods Company (a)	190,415	8,443,001
		14,166,973

Health Care Equipment & Supplies - 7.7%
Align Technology, Inc. (a)	127,830	6,875,337
DexCom Inc. (a)	126,020	7,856,086
PerkinElmer, Inc.	121,775	6,227,574
The Spectranetics Corporation (a)	161,140	5,601,226
		26,560,223
Health Care Providers & Services - 4.9%
Acadia Healthcare Company, Inc. (a)	127,035	9,095,706
Team Health Holdings, Inc. (a)	130,520	7,636,725
		16,732,431
Hotels, Restaurants & Leisure - 3.9%
Brinker International, Inc.	84,660	5,211,670
La Quinta Holdings Inc (a)	348,500	8,252,480
		13,464,150
Household Durables - 2.1%
Lennar Corporation - Class A	137,375	7,117,399

Internet & Catalog Retail - 1.5%
HSN, Inc.	75,680	5,163,646

Internet Software & Services - 2.4%
Euronet Worldwide, Inc. (a)	141,955	8,339,856

Leisure Equipment & Products - 3.3%
Polaris Industries Inc.	35,470	5,004,817
Pool Corporation	92,845	6,476,867
		11,481,684
Machinery - 3.8%
CLARCOR Inc.	75,360	4,978,281
The Middleby Corporation (a)	79,495	8,160,161
		13,138,442
Marine - 1.6%
Kirby Corporation (a)	73,670	5,528,934

Media - 2.5%
Gannett Co., Inc.	228,620	8,477,230

Oil & Gas & Consumable Fuels - 2.5%
Diamondback Energy Inc. (a)	54,830	4,213,137
Matador Resources Company (a)	153,210	3,358,363
Memorial Resource Development Corp. (a)	47,875	849,303
		8,420,803
Pharmaceuticals - 3.2%
Akorn, Inc. (a)	230,690	10,960,082

Real Estate Investment Trusts - 5.7%
Kennedy-Wilson Holdings Inc.	200,000	5,228,000
NorthStar Realty Finance Corp.	181,250	3,284,250
Sovran Self Storage, Inc.	81,740	7,678,655
Strategic Hotels & Resorts, Inc. (a)	274,195	3,408,244
		19,599,149
Road & Rail - 1.0%
Landstar System, Inc.	54,135	3,589,151

Semiconductor Equipment & Products - 2.2%
Rambus Inc. (a)	604,825	7,605,674

Software - 7.5%
ACI Worldwide, Inc. (a)	355,870	7,708,144
Fair Isaac Corporation	46,010	4,082,007
Fortinet Inc. (a)	237,555	8,302,548
Take-Two Interactive Software, Inc. (a)	226,055	5,754,230
		25,846,929
Specialty Retail - 3.1%
Tractor Supply Company	62,570	5,322,204
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	35,320	5,328,022
		10,650,226
TOTAL COMMON STOCKS
(Cost $265,588,744)		334,823,662

SHORT-TERM INVESTMENT - 2.6%
Money Market Fund (b) - 2.6%
Federated Government Obligations Fund - Institutional Shares, 0.01%	8,985,044	8,985,044

TOTAL SHORT-TERM INVESTMENT
(Cost $8,985,044)		8,985,044

Total Investments - 99.9%
(Cost $274,573,788)		343,808,706
Other Assets in Excess of Liabilities - 0.1%		409,603
TOTAL NET ASSETS - 100.0%		$344,218,309

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

	Cost of investments	$274,573,788
	Gross unrealized appreciation	$72,681,881
	Gross unrealized depreciation	(3,446,963)
	Net unrealized appreciation	$69,234,918

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Aerospace & Defense - 3.1%
Honeywell International Inc.	60,000	$6,258,600
Rockwell Collins, Inc.	40,000	3,862,000
		10,120,600
Auto Components - 1.4%
Gentex Corporation	250,000	4,575,000

Banks - 8.4%
Bank of America Corporation	276,663	4,257,843
Comerica Incorporated	128,000	5,776,640
Cullen/Frost Bankers, Inc.	65,000	4,490,200
Glacier Bancorp, Inc.	60,000	1,509,000
SunTrust Banks, Inc.	109,604	4,503,628
Wells Fargo & Company	120,000	6,528,000
		27,065,311
Beverages - 2.4%
The Coca-Cola Company	65,000	2,635,750
PepsiCo, Inc.	55,000	5,259,100
		7,894,850
Biotechnology - 3.8%
Amgen Inc.	40,000	6,394,000
Celgene Corporation (a)	50,000	5,764,000
		12,158,000
Chemicals - 4.5%
E. I. du Pont de Nemours and Company	60,000	4,288,200
FMC Corporation	80,000	4,580,000
Monsanto Company	50,000	5,627,000
		14,495,200
Commercial Services & Supplies - 2.1%
Copart, Inc. (a)	100,000	3,757,000
Waste Connections, Inc.	65,000	3,129,100
		6,886,100
Computers & Peripherals - 4.6%
Apple Inc.	80,000	9,954,400
International Business Machines Corporation	30,000	4,815,000
		14,769,400
Construction Materials - 2.2%
Martin Marietta Materials, Inc.	50,000	6,990,000

Containers & Packaging - 1.6%
Ball Corporation	75,000	5,298,000

Diversified Financials - 1.1%
JPMorgan Chase & Co.	60,000	3,634,800

Electrical Equipment & Instruments - 2.2%
Franklin Electric Co., Inc.	85,000	3,241,900
Roper Industries, Inc.	23,000	3,956,000
		7,197,900
Electronic Equipment & Instruments - 1.8%
National Instruments Corporation	55,000	1,762,200
Trimble Navigation Limited (a)	155,000	3,906,000
		5,668,200
Energy Equipment & Services - 0.6%
Schlumberger Limited (b)	24,500	2,044,280

Food & Drug Retailing - 1.3%
Walgreens Boots Alliance, Inc.	50,000	4,234,000

Food Products - 1.2%
The WhiteWave Foods Company (a)	90,000	3,990,600

Health Care Equipment & Supplies - 4.7%
Medtronic, PLC (b)	42,000	3,275,580
PerkinElmer, Inc.	100,000	5,114,000
Thermo Fisher Scientific Inc.	50,000	6,717,000
		15,106,580
Household Durables - 2.3%
Jarden Corporation (a)	142,500	7,538,250

Household Products - 2.8%
Kimberly-Clark Corporation	45,000	4,819,950
The Procter & Gamble Company	50,000	4,097,000
		8,916,950
Industrial Conglomerates - 0.3%
Raven Industries, Inc.	52,500	1,074,150

Internet Software & Services - 4.3%
Akamai Technologies, Inc. (a)	90,000	6,394,050
eBay Inc. (a)	65,000	3,749,200
Sabre Corporation	160,000	3,888,000
		14,031,250
Machinery - 8.1%
Danaher Corporation	75,000	6,367,500
Dover Corporation	50,000	3,456,000
Generac Holdings, Inc. (a)	92,000	4,479,480
Pall Corporation	55,000	5,521,450
The Gorman-Rupp Company	67,500	2,021,625
Valmont Industries, Inc.	35,000	4,300,800
		26,146,855
Marine - 1.0%
Kirby Corporation (a)	45,000	3,377,250

Media - 2.3%
Time Warner Inc.	34,000	2,870,960
The Walt Disney Company	43,385	4,550,653
		7,421,613
Metals & Mining - 0.3%
Carpenter Technology Corporation	26,500	1,030,320

Oil & Gas & Consumable Fuels - 6.4%
Cabot Oil & Gas Corporation	120,000	3,543,600
ConocoPhillips	50,000	3,113,000
EOG Resources, Inc.	60,000	5,501,400
Exxon Mobil Corporation	55,000	4,675,000
Memorial Resource Development Corp. (a)	86,130	1,527,946
Range Resources Corporation	48,000	2,497,920
		20,858,866
Paper & Forest Products - 0.9%
International Paper Company	50,000	2,774,500

Pharmaceuticals - 6.6%
Abbott Laboratories	90,000	4,169,700
AbbVie Inc.	82,150	4,809,061
Johnson & Johnson	38,000	3,822,800
Merck & Co., Inc.	80,000	4,598,400
Pfizer Inc.	115,000	4,000,850
		21,400,811
Road & Rail - 3.2%
Kansas City Southern	28,000	2,858,240
Union Pacific Corporation	70,000	7,581,700
		10,439,940

Software - 2.3%
Adobe Systems Incorporated (a)	45,000	3,327,300
Microsoft Corporation	100,000	4,065,500
		7,392,800
Specialty Retail - 3.8%
The Home Depot, Inc.	50,000	5,680,500
Tiffany & Co.	35,000	3,080,350
Tractor Supply Company	40,000	3,402,400
		12,163,250
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc. - Class B	33,500	3,361,055
V.F. Corporation	60,000	4,518,600
		7,879,655
TOTAL COMMON STOCKS
(Cost $203,380,691)		304,575,281

SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds (c) - 6.0%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	7,973,140	7,973,140
Federated Government Obligations Fund - Institutional Shares, 0.01%	9,587,455	9,587,455
Invesco Short Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01%	1,699,616	1,699,616

TOTAL SHORT-TERM INVESTMENTS
(Cost $19,260,211)		19,260,211

Total Investments - 100.0%
(Cost $222,640,902)		323,835,492
Liabilities in Excess of Other Assets - 0.0%		(140,916)
TOTAL NET ASSETS - 100.0%		$323,694,576

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Cost of investments	$222,640,902
Gross unrealized appreciation	$105,819,801
Gross unrealized depreciation	(4,625,211)
Net unrealized appreciation	$101,194,590

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 72.0%	Shares	Value
Aerospace & Defense - 2.6%
General Dynamics Corporation	1,400	$190,022
Honeywell International Inc.	3,400	354,654
Rockwell Collins, Inc.	4,400	424,820
		969,496
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B	2,600	252,044

Banks - 5.8%
Bank of America Corporation	17,000	261,630
Comerica Incorporated	9,500	428,735
Cullen/Frost Bankers, Inc.	3,900	269,412
SunTrust Banks, Inc.	11,300	464,317
Wells Fargo & Company	7,571	411,862
Zions Bancorporation	13,300	359,100
		2,195,056
Beverages - 1.8%
The Coca-Cola Company	8,600	348,730
PepsiCo, Inc.	3,600	344,232
		692,962
Biotechnology - 1.7%
Celgene Corporation (a)	5,600	645,568

Chemicals - 3.8%
Air Products and Chemicals, Inc.	2,500	378,200
Airgas, Inc.	3,000	318,330
E. I. du Pont de Nemours and Company	4,200	300,174
FMC Corporation	4,300	246,175
Monsanto Company	1,900	213,826
		1,456,705
Commercial Services & Supplies - 2.0%
Copart, Inc. (a)	11,000	413,270
Waste Management, Inc.	6,100	330,803
		744,073
Communications Equipment - 0.4%
QUALCOMM Incorporated	2,000	138,680

Computers & Peripherals - 3.2%
Apple Inc.	5,950	740,359
EMC Corporation	9,400	240,264
International Business Machines Corporation	1,500	240,750
		1,221,373
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	2,700	377,460

Containers & Packaging - 1.1%
Ball Corporation	5,700	402,648

Diversified Financial Services - 1.1%
Moody's Corporation	4,000	415,200

Diversified Financials - 1.0%
JPMorgan Chase & Co.	6,400	387,712

Diversified Telecommunication Services - 1.1%
AT&T Inc.	7,400	241,610
Verizon Communications, Inc.	3,841	186,788
		428,398
Electrical Equipment & Instruments - 0.5%
Emerson Electric Co.	3,000	169,860

Electronic Equipment & Instruments - 1.0%
National Instruments Corporation	7,500	240,300
Trimble Navigation Limited (a)	6,000	151,200
		391,500
Energy Equipment & Services - 0.7%
Schlumberger Limited (b)	3,395	283,279

Food & Drug Retailing - 3.2%
CVS Caremark Corporation	4,100	423,161
Wal-Mart Stores, Inc.	4,100	337,225
Walgreens Boots Alliance, Inc.	5,200	440,336
		1,200,722
Health Care Equipment & Supplies - 3.4%
Medtronic, PLC (b)	3,500	272,965
PerkinElmer, Inc.	12,000	613,680
Thermo Fisher Scientific Inc.	3,100	416,454
		1,303,099
Household Durables - 0.6%
Jarden Corporation (a)	4,500	238,050

Household Products - 2.4%
Colgate-Palmolive Company	4,700	325,898
Kimberly-Clark Corporation	2,800	299,908
The Procter & Gamble Company	3,500	286,790
		912,596
Industrial Conglomerates - 0.6%
General Electric Company	9,400	233,214

Insurance - 1.6%
MetLife, Inc.	6,300	318,465
Prudential Financial, Inc.	3,400	273,054
		591,519
Internet Catalog & Retail - 1.1%
Amazon.com, Inc. (a)	1,100	409,310

Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	6,600	468,897
Alibaba Group Holding Ltd. - ADR (a) (b)	4,500	374,580
eBay Inc. (a)	6,000	346,080
Google Inc. - Class A (a)	350	194,145
Google Inc. - Class C (a)	350	191,800
Sabre Corporation	14,000	340,200
		1,915,702
IT Consulting & Services - 1.5%
Accenture PLC - Class A (b)	3,200	299,808
Automatic Data Processing, Inc.	3,200	274,048
		573,856
Machinery - 1.9%
Danaher Corporation	4,900	416,010
Pall Corporation	3,200	321,248
		737,258

Media - 4.2%
CBS Corporation - Class B	5,600	339,528
DIRECTV (a)	3,900	331,890
Time Warner Inc.	5,800	489,752
The Walt Disney Company	4,000	419,560
		1,580,730
Metals & Mining - 0.4%
Commercial Metals Company	9,500	153,805

Oil & Gas & Consumable Fuels - 5.1%
Cabot Oil & Gas Corporation	10,200	301,206
Chevron Corporation	2,695	282,921
EOG Resources, Inc.	3,800	348,422
Exxon Mobil Corporation	3,227	274,295
Pioneer Natural Resources Company	1,400	228,914
Range Resources Corporation	4,000	208,160
The Williams Companies, Inc.	5,700	288,363
		1,932,281
Pharmaceuticals - 4.3%
Abbott Laboratories	10,200	472,566
AbbVie Inc.	8,200	480,028
Merck & Co., Inc.	5,800	333,384
Pfizer Inc.	10,000	347,900
		1,633,878
Real Estate Investment Trusts - 0.6%
American Tower Corporation	2,600	244,790

Road & Rail - 0.9%
Union Pacific Corporation	3,000	324,930

Software - 1.5%
Adobe Systems Incorporated (a)	4,100	303,154
Citrix Systems, Inc. (a)	4,000	255,480
		558,634
Specialty Retail - 2.4%
The Home Depot, Inc.	4,000	454,440
O'Reilly Automotive, Inc. (a)	2,100	454,104
		908,544
Textiles, Apparel & Luxury Goods - 1.1%
V.F. Corporation	5,700	429,267

Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial Inc.	19,500	243,750

TOTAL COMMON STOCKS
(Cost $15,774,328)		27,297,949

	Principal
CORPORATE BONDS - 26.6%	Amount
Banks - 2.8%
BB&T Corporation:
2.150%, 03/22/2017
Callable 02/22/2017	$200,000	203,735
2.250%, 02/01/2019
Callable 01/02/2019	115,000	116,734
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	310,000	311,367

SunTrust Banks, Inc.
3.500%, 01/20/2017
Callable 12/20/2016	300,000	312,444
Wells Fargo & Company
2.625%, 12/15/2016	100,000	102,848
		1,047,128
Beverages - 0.3%
Anheuser-Busch InBev Worldwide Inc.
1.375%, 07/15/2017	100,000	100,674

Biotechnology - 2.2%
Amgen Inc.
2.125%, 05/15/2017	225,000	229,252
2.200%, 05/22/2019
Callable 04/22/2019	100,000	101,351
Celgene Corporation
1.900%, 08/15/2017	175,000	177,332
Gilead Sciences, Inc.
2.050%, 04/01/2019	335,000	339,617
		847,552
Chemicals - 2.3%
Air Products and Chemicals, Inc.
1.200%, 10/15/2017	150,000	150,322
Eastman Chemical Company
2.400%, 06/01/2017	160,000	163,441
ECOLAB INC.
1.450%, 12/08/2017	250,000	250,103
The Sherwin-Williams Company
1.350%, 12/15/2017	300,000	300,644
		864,510
Commercial Services & Supplies - 0.5%
Waste Management, Inc.
2.600%, 09/01/2016	200,000	203,730

Computers & Peripherals - 1.5%
Hewlett-Packard Company:
2.650%, 06/01/2016	100,000	101,898
3.000%, 09/15/2016	175,000	179,681
NetApp, Inc.
2.000%, 12/15/2017	300,000	300,984
		582,563
Consumer Finance - 0.5%
American Express Credit Corporation
2.375%, 03/24/2017	175,000	179,781

Consumer Services - 0.6%
The Western Union Company
2.875%, 12/10/2017	225,000	232,714

Diversified Financials - 0.8%
JPMorgan Chase & Co.
2.000%, 08/15/2017	300,000	304,621

Diversified Telecommunication Services - 0.9%
AT&T Inc.
2.400%, 08/15/2016	200,000	203,606
Verizon Communications, Inc.
2.000%, 11/01/2016	150,000	152,250
		355,856

Electrical Equipment - 0.8%
Rockwell Automation, Inc.
2.050%, 03/01/2020
Callable 02/01/2020	288,000	291,029

Electrical Equipment & Instruments - 0.8%
Roper Industries, Inc.
1.850%, 11/15/2017	300,000	302,266

Energy Equipment & Services - 0.5%
National Oilwell Varco, Inc.
1.350%, 12/01/2017	200,000	198,377

Food & Drug Retailing - 1.5%
CVS Caremark Corporation:
5.750%, 06/01/2017	100,000	109,869
2.250%, 12/05/2018
Callable 11/05/2018	150,000	153,496
Walgreen Co.
1.800%, 09/15/2017	300,000	303,274
		566,639
Food Products - 0.2%
Kraft Foods Group, Inc.
2.250%, 06/05/2017	75,000	76,395

Health Care Equipment & Supplies - 0.9%
Thermo Fisher Scientific Inc.
1.850%, 01/15/2018	325,000	326,368

Health Care Equipment & Supplies - 0.3%
DENTSPLY International Inc.
2.750%, 08/15/2016	100,000	101,958

Health Care Providers & Services - 0.7%
Express Scripts Holding Co:
3.125%, 05/15/2016	200,000	204,922
2.650%, 02/15/2017	45,000	46,116
		251,038
Insurance - 0.5%
Prudential Financial, Inc.
3.000%, 05/12/2016	200,000	204,578

Internet Catalog & Retail - 0.8%
Amazon.com, Inc.
1.200%, 11/29/2017	295,000	295,241

Internet Software & Services - 0.3%
eBay Inc.
1.350%, 07/15/2017	125,000	124,920

Media - 0.8%
DIRECTV Holdings LLC
2.400%, 03/15/2017	300,000	305,528

Oil & Gas & Consumable Fuels - 2.1%
Apache Corporation
5.625%, 01/15/2017	75,000	80,883
Kinder Morgan Inc.
2.000%, 12/01/2017	200,000	199,817

Noble Holding International Limited (b):
3.050%, 03/01/2016	160,000	160,942
2.500%, 03/15/2017	150,000	147,760
Occidental Petroleum Corporation
1.750%, 02/15/2017	200,000	202,523
		791,925
Pharmaceuticals - 1.3%
AbbVie Inc.
2.000%, 11/06/2018	134,000	134,032
Merck & Co., Inc.
1.100%, 01/31/2018	275,000	274,666
Teva Pharmaceutical Industries Ltd. (b)
2.400%, 11/10/2016	100,000	102,234
		510,932
Semiconductor Equipment & Products - 2.2%
Applied Materials, Inc.
2.650%, 06/15/2016	200,000	204,259
Broadcom Corporation
2.700%, 11/01/2018	300,000	309,784
Intel Corporation
1.350%, 12/15/2017	300,000	301,711
		815,754
Software - 0.5%
Oracle Corporation
1.200%, 10/15/2017	200,000	200,725

TOTAL CORPORATE BONDS
(Cost $10,023,263)		10,082,802

SHORT-TERM INVESTMENT - 1.4%	Shares
Money Market Fund (c) - 1.4%
Federated Government Obligations Fund - Institutional Shares, 0.01%	530,415	530,415

TOTAL SHORT-TERM INVESTMENT
(Cost $530,415)		530,415

Total Investments - 100.0%
(Cost $26,328,006)		37,911,166
Other Assets in Excess of Liabilities - 0.0%		1,849
TOTAL NET ASSETS - 100.0%		$37,913,015

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

	Cost of investments	$26,328,006
	Gross unrealized appreciation	$11,816,045
	Gross unrealized depreciation	(232,885)
	Net unrealized appreciation	$11,583,160

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)
	Principal
CORPORATE BONDS - 86.1%	Amount	Value
Aerospace & Defense - 0.6%
Lockheed Martin Corporation
7.650%, 05/01/2016	$1,250,000	$1,342,646

Air Freight & Logistics - 1.1%
FedEx Corp.
3.200%, 02/01/2025	2,500,000	2,539,108

Banks - 11.0%
Bank of America Corporation:
1.317%, 03/22/2018 (a)	4,548,000	4,603,117
4.200%, 08/26/2024	4,000,000	4,143,072
Branch Banking & Trust Company:
0.862%, 09/13/2016 (a)	2,325,000	2,317,358
0.793%, 05/23/2017 (a)	2,534,000	2,518,097
1.350%, 10/01/2017
Callable 09/01/2017	500,000	501,447
Comerica Incorporated:
3.000%, 09/16/2015	892,000	901,359
2.125%, 05/23/2019
Callable 04/23/2019	1,000,000	1,004,409
SunTrust Banks, Inc.
3.500%, 01/20/2017
Callable 12/20/2016	875,000	911,294
Wells Fargo & Company:
0.863%, 04/23/2018 (a)	2,500,000	2,517,713
4.125%, 08/15/2023	5,000,000	5,342,655
		24,760,521
Beverages - 0.1%
PepsiCo, Inc.
7.900%, 11/01/2018	214,000	259,603

Biotechnology - 2.6%
Celgene Corporation
4.000%, 08/15/2023	4,000,000	4,323,096
Gilead Sciences, Inc.
2.050%, 04/01/2019	1,550,000	1,571,364
		5,894,460
Building Products - 0.7%
Masco Corporation
7.125%, 03/15/2020	1,350,000	1,589,625

Capital Markets - 3.1%
Morgan Stanley (a):
4.500%, 08/30/2015	1,000,000	1,008,257
1.514%, 04/25/2018	2,500,000	2,541,672
1.083%, 01/24/2019	3,500,000	3,514,924
		7,064,853

Chemicals - 2.4%
Airgas, Inc.
2.950%, 06/15/2016
Callable 05/15/2016	950,000	970,467
Eastman Chemical Company
3.000%, 12/15/2015	2,625,000	2,664,312
ECOLAB INC.
3.000%, 12/08/2016	1,760,000	1,815,417
		5,450,196
Commercial Services & Supplies - 0.5%
Republic Services, Inc.
5.500%, 09/15/2019	1,000,000	1,134,853

Communications Equipment - 1.3%
Cisco Systems, Inc.:
5.500%, 02/22/2016	1,000,000	1,043,986
4.950%, 02/15/2019	700,000	787,982
Harris Corporation
6.375%, 06/15/2019	900,000	1,029,867
		2,861,835
Computers & Peripherals - 3.5%
Hewlett-Packard Company:
1.174%, 01/14/2019 (a)	2,000,000	1,982,032
4.650%, 12/09/2021	2,000,000	2,189,744
4.050%, 09/15/2022	2,000,000	2,112,536
International Business Machines Corporation
5.700%, 09/14/2017	1,500,000	1,667,176
		7,951,488
Consumer Finance - 2.4%
American Express Company (a)
0.823%, 05/22/2018	3,533,000	3,537,847
American Express Credit Corporation
2.800%, 09/19/2016	1,900,000	1,954,101
		5,491,948
Consumer Services - 2.7%
The Western Union Company:
5.930%, 10/01/2016	1,000,000	1,066,790
2.875%, 12/10/2017	2,250,000	2,327,141
3.650%, 08/22/2018	2,500,000	2,627,448
		6,021,379
Containers & Packaging - 0.9%
Ball Corporation
5.000%, 03/15/2022	2,000,000	2,100,000

Diversified Financials - 4.1%
JPMorgan Chase & Co.:
3.450%, 03/01/2016	4,125,000	4,219,537
1.134%, 01/25/2018 (a)	3,000,000	3,038,718
3.875%, 09/10/2024	2,000,000	2,054,204
		9,312,459
Diversified Telecommunication Services - 10.1%
AT&T Inc. (a):
1.146%, 11/27/2018	3,000,000	3,042,309
0.909%, 03/11/2019	1,500,000	1,486,962
CenturyLink, Inc.:
5.150%, 06/15/2017	2,000,000	2,105,000
6.150%, 09/15/2019	1,402,000	1,528,180
5.800%, 03/15/2022	4,500,000	4,708,125

Verizon Communications Inc. (a):
1.771%, 09/15/2016	4,000,000	4,065,912
1.991%, 09/14/2018	4,000,000	4,175,584
4.150%, 03/15/2024
Callable 12/15/2023	1,500,000	1,612,537
		22,724,609
Electrical Equipment & Instruments - 0.9%
Roper Industries, Inc.
1.850%, 11/15/2017	2,000,000	2,015,106

Energy Equipment & Services - 1.6%
Weatherford International, Inc.
6.350%, 06/15/2017	1,550,000	1,641,977
Weatherford International Ltd. (b)
4.500%, 04/15/2022
Callable 01/15/2022	2,000,000	1,830,660
		3,472,637
Food & Drug Retailing - 5.4%
CVS Caremark Corporation:
5.750%, 06/01/2017	2,750,000	3,021,398
2.250%, 12/05/2018
Callable 11/05/2018	1,725,000	1,765,201
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,200,830
Walgreens Boots Alliance, Inc.
3.800%, 11/18/2024
Callable 08/18/2024	2,000,000	2,071,974
Walgreen Co.
3.100%, 09/15/2022	3,000,000	3,026,988
		12,086,391
Food Products - 0.3%
Kraft Foods Group, Inc.
2.250%, 06/05/2017	555,000	565,325

Health Care Equipment & Supplies - 3.4%
DENTSPLY International Inc.
2.750%, 08/15/2016	1,446,000	1,474,311
PerkinElmer, Inc.
5.000%, 11/15/2021
Callable 08/15/2021	1,094,000	1,210,448
Thermo Fisher Scientific Inc.
4.150%, 02/01/2024
Callable 11/01/2023	4,500,000	4,867,708
		7,552,467
Health Care Providers & Services - 2.3%
Express Scripts Holding Co
3.125%, 05/15/2016	2,760,000	2,827,924
McKesson Corporation
3.250%, 03/01/2016	2,275,000	2,322,420
		5,150,344
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corporation
5.350%, 03/01/2018	1,000,000	1,116,244

Household Durables - 2.3%
Jarden Corporation
7.500%, 05/01/2017	4,618,000	5,114,435

Household Products - 0.5%
The Procter & Gamble Company
8.000%, 09/01/2024	775,000	1,085,239

Insurance - 1.4%
Prudential Financial, Inc.
3.000%, 05/12/2016	3,023,000	3,092,199

Media - 0.7%
The Walt Disney Company
5.625%, 09/15/2016	1,500,000	1,609,516

Metals & Mining - 0.2%
Alcoa Inc.
5.550%, 02/01/2017	500,000	532,711

Multiline Retail - 2.3%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,738,352
Kohl's Corporation
6.250%, 12/15/2017	282,000	315,059
		5,053,411
Oil & Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,000,000	2,134,318
6.375%, 09/15/2017	2,000,000	2,226,536
Enterprise Products Operating LLC:
3.200%, 02/01/2016	2,229,000	2,268,957
3.750%, 02/15/2025
Callable 11/15/2024	4,000,000	4,137,424
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	2,000,000	2,048,932
Noble Holding International Ltd. (b):
3.450%, 08/01/2015	4,855,000	4,875,828
3.950%, 03/15/2022	2,500,000	2,223,645
Range Resources Corporation
5.000%, 08/15/2022
Callable 02/15/2017	4,350,000	4,350,000
		24,265,640
Pharmaceuticals - 0.5%
Allergan, Inc.
1.350%, 03/15/2018	1,017,000	999,955

Real Estate Investment Trusts - 4.2%
American Tower Corporation:
5.050%, 09/01/2020	1,250,000	1,382,365
4.700%, 03/15/2022	4,870,000	5,230,643
5.000%, 02/15/2024	2,500,000	2,738,670
		9,351,678
Road & Rail - 0.1%
Burlington Northern Santa Fe Corporation
5.650%, 05/01/2017	185,000	202,458

Semiconductor Equipment & Products - 0.9%
Analog Devices, Inc.
3.000%, 04/15/2016	1,050,000	1,072,009
Texas Instruments Incorporated
2.375%, 05/16/2016	1,000,000	1,021,209
		2,093,218
Specialty Retail - 0.7%
Lowe's Companies, Inc.
5.000%, 10/15/2015	525,000	537,109
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	1,000,000	1,116,868
		1,653,977
TOTAL CORPORATE BONDS
(Cost $188,990,457)		193,512,534

PREFERRED STOCKS - 0.9%	Shares
Capital Markets - 0.9%
Merrill Lynch Preferred Capital Trust III
Callable 06/19/2015	75,000	1,925,250

TOTAL PREFERRED STOCKS
(Cost $1,820,339)		1,925,250

	Principal
U.S. GOVERNMENT ISSUES - 0.9%	Amount
U.S. Treasury Notes - 0.9%
4.250%, 08/15/2015	$500,000	507,734
4.500%, 02/15/2016	500,000	518,477
2.000%, 07/31/2020	1,000,000	1,028,594

TOTAL U.S. GOVERNMENT ISSUES
(Cost $2,018,833)		2,054,805

U.S. GOVERNMENT SPONSORED ENTITIES - 10.6%
Fannie Mae - 0.4%
5.000%, 03/15/2016	1,000,000	1,044,097

Federal Home Loan Banks - 8.6%
4.875%, 05/17/2017	1,000,000	1,087,904
1.000%, 07/23/2019
Callable 07/23/2015	3,500,000	3,509,369
1.000%, 08/13/2019
Callable 05/13/2015	2,750,000	2,752,673
0.500%, 11/26/2019
Callable 05/26/2015	2,500,000	2,501,385
1.000%, 03/30/2020
Callable 06/30/2015	2,500,000	2,502,400
1.250%, 03/30/2020
Callable 06/30/2015	2,500,000	2,503,810
1.000%, 01/30/2025
Callable 04/30/2015	2,000,000	1,998,502
1.000%, 03/26/2025
Callable 06/26/2015	2,500,000	2,493,520
		19,349,563

Freddie Mac - 1.6%
5.125%, 11/17/2017	500,000	555,768
1.500%, 03/11/2030
Callable 06/11/2015	3,000,000	2,994,219
		3,549,987
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $23,737,064)		23,943,647

SHORT-TERM INVESTMENT - 0.9%	Shares
Money Market Fund (c) - 0.9%
Federated Government Obligations Fund - Institutional Shares, 0.01%	2,082,919	2,082,919

TOTAL SHORT-TERM INVESTMENT
(Cost $2,082,919)		2,082,919

Total Investments - 99.4%
(Cost $218,649,612)		223,519,155
Other Assets in Excess of Liabilities - 0.6%		1,369,766
TOTAL NET ASSETS - 100.0%		$224,888,921

(a)	Floating rate.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

	Cost of investments	$218,649,612
	Gross unrealized appreciation	$5,454,877
	Gross unrealized depreciation	(585,334)
	Net unrealized appreciation	$4,869,543

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 3.0%
Honeywell International Inc.	15,000	$1,564,650

Auto Components - 2.6%
The Goodyear Tire & Rubber Company	50,000	1,354,000

Banks - 12.5%
BOK Financial Corporation	17,500	1,071,350
Comerica Incorporated	25,000	1,128,250
Cullen/Frost Bankers, Inc.	15,000	1,036,200
SunTrust Banks, Inc.	40,000	1,643,600
Zions Bancorporation	60,000	1,620,000
		6,499,400
Beverages - 3.7%
The Coca-Cola Company	17,500	709,625
PepsiCo, Inc.	12,500	1,195,250
		1,904,875
Chemicals - 5.3%
FMC Corporation	24,000	1,374,000
Monsanto Company	12,500	1,406,750
		2,780,750
Commercial Services & Supplies - 1.3%
Copart, Inc. (a)	17,500	657,475

Computers & Peripherals - 3.2%
EMC Corporation	40,000	1,022,400
International Business Machines Corporation	4,020	645,210
		1,667,610
Construction Materials - 3.4%
Martin Marietta Materials, Inc.	12,500	1,747,500

Diversified Financials - 2.9%
JPMorgan Chase & Co.	25,000	1,514,500

Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	17,000	826,710

Electrical Equipment & Instruments - 3.0%
Roper Industries, Inc.	9,000	1,548,000

Electronic Equipment & Instruments - 1.7%
Trimble Navigation Limited (a)	35,400	892,080

Energy Equipment & Services - 1.3%
Schlumberger Limited (b)	8,400	700,896

Food & Drug Retailing - 3.5%
CVS Caremark Corporation	17,500	1,806,175

Food Products - 3.7%
Kraft Foods Group, Inc.	10,000	871,150
Mondelez International, Inc. - Class A	29,700	1,071,873
		1,943,023
Health Care Equipment & Supplies - 2.0%
DENTSPLY International Inc.	20,000	1,017,800

Household Durables - 2.9%
Whirlpool Corporation	7,500	1,515,450

Insurance - 5.9%
MetLife, Inc.	33,000	1,668,150
Prudential Financial, Inc.	17,500	1,405,425
		3,073,575
Internet Software & Services - 6.9%
Akamai Technologies, Inc. (a)	22,500	1,598,512
Google Inc. - Class A (a)	1,400	776,580
Sabre Corporation	50,000	1,215,000
		3,590,092
Machinery - 5.2%
Barnes Group Inc.	30,000	1,214,700
Danaher Corporation	17,500	1,485,750
		2,700,450
Multiline Retail - 5.3%
Kohl's Corporation	18,000	1,408,500
Macy's, Inc.	20,800	1,350,128
		2,758,628
Oil & Gas & Consumable Fuels - 6.3%
Cabot Oil & Gas Corporation	36,000	1,063,080
ConocoPhillips	11,000	684,860
Exxon Mobil Corporation	4,000	340,000
Gulfport Energy Corporation (a)	15,000	688,650
Range Resources Corporation	10,000	520,400
		3,296,990
Paper & Forest Products - 2.4%
International Paper Company	22,500	1,248,525

Pharmaceuticals - 2.8%
AbbVie Inc.	25,000	1,463,500

Software - 3.2%
Adobe Systems Incorporated (a)	22,500	1,663,650

Specialty Retail - 4.2%
The Home Depot, Inc.	10,000	1,136,100
Tiffany & Co.	12,000	1,056,120
		2,192,220
TOTAL COMMON STOCKS
(Cost $31,284,054)		51,928,524

SHORT-TERM INVESTMENT - 0.4%
Money Market Fund (c) - 0.4%

Federated Government Obligations Fund - Institutional Shares, 0.01%	201,523	201,523

TOTAL SHORT-TERM INVESTMENT
(Cost $201,523)		201,523

Total Investments - 100.2%
(Cost $31,485,577)		52,130,047
Liabilities in Excess of Other Assets - (0.2)%		(112,568)
TOTAL NET ASSETS - 100.0%		$52,017,479

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

	Cost of investments	$31,485,577
	Gross unrealized appreciation	$20,893,168
	Gross unrealized depreciation	(248,698)
	Net unrealized appreciation	$20,644,470

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 100.5%	Shares	Value
Aerospace & Defense - 2.7%
Honeywell International Inc.	7,675	$800,579

Banks - 1.5%
Cullen/Frost Bankers, Inc.	3,000	207,240
Texas Capital Bancshares, Inc. (a)	5,000	243,250
		450,490
Beverages - 1.4%
The Coca-Cola Company	10,000	405,500

Biotechnology - 1.8%
Amgen Inc.	3,275	523,509

Chemicals - 2.1%
FMC Corporation	6,000	343,500
Praxair, Inc.	2,400	289,776
		633,276
Communications Equipment - 2.3%
QUALCOMM Incorporated	10,000	693,400

Computers & Peripherals - 6.9%
Apple Inc.	10,500	1,306,515
EMC Corporation	30,000	766,800
		2,073,315
Consumer Finance - 2.3%
American Express Company	8,750	683,550

Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	12,275	596,933

Electrical Equipment & Instruments - 5.7%
Emerson Electric Co.	12,000	679,440
Roper Industries, Inc.	6,000	1,032,000
		1,711,440
Electronic Equipment & Instruments - 3.8%
National Instruments Corporation	18,000	576,720
Trimble Navigation Limited (a)	22,000	554,400
		1,131,120
Food & Drug Retailing - 3.2%
CVS Caremark Corporation	9,375	967,594

Food Products - 2.2%
The WhiteWave Foods Company (a)	15,125	670,642

Health Care Equipment & Supplies - 3.5%
Medtronic, PLC (b)	6,000	467,940
Zimmer Holdings, Inc.	5,000	587,600
		1,055,540
Health Care Providers & Services - 4.5%
Express Scripts Holding Co (a)	5,000	433,850
McKesson Corporation	4,000	904,800
		1,338,650

Hotels, Restaurants & Leisure - 2.3%
Yum! Brands, Inc.	8,800	692,736

Household Products - 3.6%
Colgate-Palmolive Company	12,000	832,080
The Procter & Gamble Company	3,000	245,820
		1,077,900
Insurance - 1.9%
Prudential Financial, Inc.	7,000	562,170

Internet Catalog & Retail - 3.1%
Amazon.com, Inc. (a)	2,500	930,250

Internet Software & Services - 13.1%
Akamai Technologies, Inc. (a)	17,000	1,207,765
Facebook, Inc. - Class A (a)	14,000	1,151,010
Google Inc. - Class A (a)	1,000	554,700
Google Inc. - Class C (a)	1,000	548,000
Yahoo! Inc. (a)	10,000	444,350
		3,905,825
Machinery - 3.1%
Danaher Corporation	11,000	933,900

Media - 1.6%
The Walt Disney Company	4,500	472,005

Oil & Gas & Consumable Fuels - 4.3%
Cabot Oil & Gas Corporation	15,000	442,950
EOG Resources, Inc.	3,500	320,915
Range Resources Corporation	10,000	520,400
		1,284,265
Pharmaceuticals - 3.1%
AbbVie Inc.	16,000	936,640

Software - 5.7%
ACI Worldwide, Inc. (a)	24,000	519,840
Citrix Systems, Inc. (a)	10,000	638,700
Microsoft Corporation	13,625	553,925
		1,712,465
Specialty Retail - 8.3%
The Home Depot, Inc.	6,000	681,660
O'Reilly Automotive, Inc. (a)	3,000	648,720
Tractor Supply Company	10,000	850,600
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,000	301,700
		2,482,680
Textiles, Apparel & Luxury Goods - 4.5%
NIKE, Inc. - Class B	6,000	601,980
V.F. Corporation	10,000	753,100
		1,355,080
TOTAL COMMON STOCKS
(Cost $18,443,884)		30,081,454

Total Investments - 100.5%
(Cost $18,443,884)		30,081,454
Liabilities in Excess of Other Assets - (0.5)%		(161,020)
TOTAL NET ASSETS - 100.0%		$29,920,434

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

	Cost of investments	$18,443,884
	Gross unrealized appreciation	$11,717,521
	Gross unrealized depreciation	(79,951)
	Net unrealized appreciation	$11,637,570

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Aerospace & Defense - 3.3%
Hexcel Corporation	2,910	$149,632
Teledyne Technologies Incorporated (a)	920	98,192
		247,824
Automobiles - 2.0%
Lithia Motors, Inc. - Class A	1,505	149,612

Banks - 5.6%
BancorpSouth, Inc.	4,183	97,130
Bank of the Ozarks, Inc.	2,425	89,555
Columbia Banking System, Inc.	3,325	96,325
Hanmi Financial Corporation	3,085	65,248
Texas Capital Bancshares, Inc. (a)	1,540	74,921
		423,179
Biotechnology - 3.7%
Charles River Laboratories International, Inc. (a)	1,845	146,290
EXACT Sciences Corporation (a)	6,100	134,322
		280,612
Building Products - 0.1%
PGT, Inc. (a)	859	9,599

Chemicals - 1.6%
Globe Specialty Metals Inc.	3,050	57,706
PolyOne Corporation	1,760	65,736
		123,442
Commercial Services & Supplies - 3.8%
Healthcare Services Group, Inc.	3,930	126,271
Hillenbrand, Inc.	2,700	83,349
MSA Safety Incorporated	755	37,659
Ritchie Bros. Auctioneers Incorporated (b)	1,585	39,530
		286,809
Communications Equipment - 3.4%
Ciena Corporation (a)	4,245	81,971
Infinera Corporation (a)	7,275	143,099
Sonus Networks, Inc. (a)	3,789	29,857
		254,927
Construction Materials - 1.6%
Headwaters Incorporated (a)	6,480	118,843

Consumer Finance - 0.5%
PRA Group Inc (a)	745	40,468

Diversified Financials - 1.7%
HFF, Inc. - Class A	3,410	128,011

Electrical Equipment & Instruments - 1.0%
Franklin Electric Co., Inc.	1,875	71,513

Electronic Equipment & Instruments - 1.3%
Belden Inc.	1,055	98,706

Food Products - 2.8%
Post Holdings Inc. (a)	2,090	97,896
TreeHouse Foods, Inc. (a)	1,355	115,202
		213,098

Health Care Equipment & Supplies - 6.9%
Cynosure, Inc. - Class A (a)	1,985	60,880
DexCom Inc. (a)	2,785	173,617
Endologix, Inc. (a)	4,720	80,570
LDR Holding Corporation (a)	975	35,724
The Spectranetics Corporation (a)	4,758	165,388
		516,179
Health Care Providers & Services - 5.2%
Acadia Healthcare Company, Inc. (a)	2,215	158,594
Aceto Corporation	4,265	93,830
Team Health Holdings, Inc. (a)	2,370	138,669
		391,093
Hotels, Restaurants & Leisure - 3.9%
Belmond Ltd. - Class A (a) (b)	3,335	40,954
Brinker International, Inc.	2,060	126,813
La Quinta Holdings Inc (a)	5,390	127,635
		295,402
Internet & Catalog Retail - 1.5%
HSN, Inc.	1,665	113,603

Internet Software & Services - 4.9%
Euronet Worldwide, Inc. (a)	2,475	145,406
LogMeIn, Inc. (a)	2,015	112,820
SPS Commerce, Inc. (a)	1,650	110,715
		368,941
IT Consulting & Services - 0.8%
Acxiom Corporation (a)	3,045	56,302

Leisure Equipment & Products - 1.5%
Pool Corporation	1,575	109,872

Machinery - 4.6%
Barnes Group Inc.	3,345	135,439
CLARCOR Inc.	1,465	96,778
Generac Holdings, Inc. (a)	1,165	56,724
The Manitowoc Company, Inc.	2,785	60,044
		348,985
Media - 2.2%
The E.W. Scripps Company - Class A (a)	5,750	163,530

Oil & Gas & Consumable Fuels - 1.4%
Diamondback Energy Inc (a)	145	11,142
Memorial Resource Development Corp. (a)	855	15,168
Synergy Resources Corporation (a)	6,585	78,032
		104,342
Pharmaceuticals - 2.6%
Akorn, Inc. (a)	4,176	198,402

Professional Services - 1.3%
The Advisory Board Company (a)	1,830	97,502

Real Estate Investment Trusts - 9.3%
Kennedy-Wilson Holdings, Inc.	4,665	121,943
NorthStar Realty Finance Corp.	5,905	106,998
Pebblebrook Hotel Trust	2,635	122,712
Sovran Self Storage, Inc.	1,355	127,289
Stag Industrial, Inc.	4,695	110,426
Strategic Hotels & Resorts, Inc. (a)	8,820	109,633
		699,001
Road & Rail - 2.6%
ArcBest Corp	2,305	87,336
Landstar System, Inc.	1,575	104,423

		191,759
Semiconductor Equipment & Products - 1.7%
Rambus Inc. (a)	10,290	129,397

Software - 8.6%
ACI Worldwide, Inc. (a)	6,120	132,559
Envestnet, Inc. (a)	1,110	62,249
Fair Isaac Corporation	1,250	110,900
Fortinet Inc. (a)	4,425	154,654
Interactive Intelligence Group, Inc. (a)	1,095	45,092
Manhattan Associates, Inc. (a)	2,140	108,305
Proofpoint, Inc. (a)	650	38,493
		652,252
Specialty Retail - 1.9%
Monro Muffler Brake, Inc.	1,845	120,017
Pier 1 Imports, Inc.	1,575	22,019
		142,036
Textiles, Apparel & Luxury Goods - 1.4%
Skechers U.S.A., Inc. - Class A (a)	1,425	102,472

Thrifts & Mortgage Finance - 1.3%
Home Bancshares Inc.	2,950	99,976

Trading Companies & Distributors - 1.7%
Watsco, Inc.	1,005	126,329

TOTAL COMMON STOCKS
(Cost $5,684,039)		7,354,018

SHORT-TERM INVESTMENT - 2.5%
Money Market Fund (c) - 2.5%
Federated Government Obligations Fund - Institutional Shares, 0.01%	188,395	188,395

TOTAL SHORT-TERM INVESTMENT
(Cost $188,395)		188,395

Total Investments - 100.2%
(Cost $5,872,434)		7,542,413
Liabilities in Excess of Other Assets - (0.2)%		(12,727)
TOTAL NET ASSETS - 100.0%		$7,529,686

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

	Cost of investments	$5,872,434
	Gross unrealized appreciation	$1,791,449
	Gross unrealized depreciation	(121,470)
	Net unrealized appreciation	$1,669,979

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2015 (Unaudited)

Securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price taken from the exchange where the security is primarily traded.  Nasdaq National Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. securities and listed U.S. securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked price.  Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price available before the time when assets are valued.  Debt securities are normally valued at the mean of the bid and ask price and/or by using a combination of broker quotes or matrix evaluations provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or matrix evaluations are readily available (including restricted securities) are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board has adopted specific guidelines and procedures for valuing portfolio securities and delegated their implementation to Luther King Capital Management Corporation, the Trust's investment adviser ("Adviser"). The guidelines and procedures authorize the Adviser to make all determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.  The Funds may also use independent pricing services to assist in pricing portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2015, the Funds' assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$819,508,233	$-	$-	$819,508,233
Money Market Fund	17,611,917	-	-	17,611,917
Total Investments*	$837,120,150	$-	$-	$837,120,150

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$334,823,662	$-	$-	$334,823,662
Money Market Fund	8,985,044	-	-	8,985,044
Total Investments*	$343,808,706	$-	$-	$343,808,706

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$304,575,281	$-	$-	$304,575,281
Money Market Funds	19,260,211	-	-	19,260,211
Total Investments*	$323,835,492	$-	$-	$323,835,492

	LKCM Balanced Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$27,297,949	$-	$-	$27,297,949
	Corporate Bonds		10,082,802	-	10,082,802
	Money Market Fund	530,415	-	-	530,415
	Total Investments*	$27,828,364	$10,082,802	$-	$37,911,166

	LKCM Fixed Income Fund
	Description	Level 1	Level 2	Level 3	Total
	Preferred Stock	$1,925,250	$-	$-	$1,925,250
	Corporate Bonds		193,512,534	-	193,512,534
	U.S. Government Issues		2,054,805	-	2,054,805
	U.S. Government Sponsored Entities		23,943,647	-	23,943,647
	Money Market Fund	2,082,919	-	-	2,082,919
	Total Investments*	$4,008,169	$219,510,986	$-	$223,519,155

	LKCM Aquinas Value Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$51,928,524	$-	$-	$51,928,524
	Money Market Fund	201,523	-	-	201,523
	Total Investments*	$52,130,047	$-	$-	$52,130,047

	LKCM Aquinas Growth Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$30,081,454	$-	$-	$30,081,454
	Total Investments*	$30,081,454	$-	$-	$30,081,454

	LKCM Aquinas Small Cap Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$7,354,018	$-	$-	$7,354,018
	Money Market Fund	188,395	-	-	188,395
	Total Investments*	$7,542,413	$-	$-	$7,542,413

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LKCM Funds

By (Signature and Title) /s/ J. Luther King, Jr.
                                   J. Luther King, Jr., President

Date  May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title /s/ J. Luther King, Jr.
                                 J. Luther King, Jr., President

Date  May 27, 2015

By (Signature and Title) /s/ Jacob D. Smith
                                  Jacob D. Smith, Chief Financial Officer

Date  May 27, 2015